Debt (Details) - Schedule of Short Term Debt - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Notes payable, current	$ 14,971	$ 13,643
Total Short-Term Debt		13,643	$ 3,490
March 2020 Note Purchase Agreement and Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage			3,251
Notes payable, current
July 2022 Promissory Note [Member]
Short-Term Debt [Line Items]
Notes payable, current	6,776	6,045
Dec 2022 Promissory Note [Member]
Short-Term Debt [Line Items]
Notes payable, current	6,992	6,520
Third Party Note Payable [Member]
Short-Term Debt [Line Items]
Notes payable, current	$ 1,203	$ 1,078	$ 239